WARRANTS (Details Narrative) - USD ($)				12 Months Ended
	Dec. 22, 2023	Nov. 28, 2022	Apr. 11, 2022	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Aug. 24, 2023	Jul. 26, 2023	Jun. 26, 2023	Jun. 20, 2023	Feb. 14, 2023
Deemed dividend				$ 1,387,662
David Volpe [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		50,000
Mr. Bennett Yankowitz [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		25,000
Volpe and Yankowitz [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10.00
Warrants and Rights Outstanding, Maturity Date		Dec. 31, 2027
Share-Based Payment Arrangement, Expense					825,000
Warrant [Member] | Volpe and Yankowitz [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price		$ 10.00
Share Price		$ 11.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		206.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		3.88%
GK Partners [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 10.00	$ 10.00		$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00		$ 10.00
Warrants and Rights Outstanding, Maturity Date	Dec. 31, 2024		Dec. 31, 2023
Share Price													$ 7.00
Share-Based Payment Arrangement, Expense					$ 7,316,971
Class of Warrant or Right, Outstanding	570,500
Deemed dividend	$ 1,387,662
GK Partners [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 10.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price			$ 10.00
Share Price			$ 12.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			1 year 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			699.79%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.44%